Equity (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Preferred Class D [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000,000	10,000,000
Number of shares, Issued and paid-in
Preferred Class C [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000,000	10,000,000
Number of shares, Issued and paid-in
Preferred Share Class B [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000,000	10,000,000
Number of shares, Issued and paid-in
Preferred Share Class [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000,000	10,000,000
Number of shares, Issued and paid-in
Preferred Class E [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	10,000,000	10,000,000
Number of shares, Issued and paid-in
Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	250,000,000	250,000,000
Number of shares, Issued and paid-in	19,564,000	16,099,000